UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Dynamic Asset Allocation Equity Fund
Class A
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Equity Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$71	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class A shares of Putnam Dynamic Asset Allocation Equity Fund returned 13.84%. The Fund compares its performance to the Russell 3000 Index and the Putnam Equity Blended Index†, which returned 13.12% and 13.39%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection effects within the Quantitative U.S. Large Cap Strategy sleeve were beneficial for benchmark-relative performance.
↑	Selection effects within the Quantitative International Equity Strategy sleeve were beneficial for benchmark-relative performance.
↑	Selection effects within the Fundamental Emerging Markets Equity Strategy sleeve were beneficial for benchmark-relative performance.

Top detractors to performance:
↓	Selection effects within the Fundamental Large-Cap Growth Equity Strategy sleeve detracted from performance.
↓	Allocation decisions within the Fundamental Large-Cap Growth Equity Strategy sleeve detracted from performance.
↓	Selection effects within the Quantitative U.S. Small-Cap Equity Strategy sleeve detracted from performance.
Use of Derivatives impacting performance:
Futures were used to manage the Fund’s exposure to market (systematic) risk, which detracted from performance. Forward currency contracts were used to hedge foreign exchange risk, which resulted in a slightly positive impact on performance.
Putnam Dynamic Asset Allocation Equity Fund	PAGE 1	39117-ATSA-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class A	13.84	15.36	10.01
Class A (with sales charge)	7.30	14.00	9.36
Russell 3000 Index	13.12	15.34	12.21
Putnam Equity Blended Index†	13.39	14.22	10.62
†	The Putnam Equity Blended Index is comprised of 75% Russell 3000 Index, 19% MSCI EAFE Index-NR, and 6% MSCI Emerging Markets Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$26,982,820
Total Number of Portfolio Holdings*	566
Total Management Fee Paid	$0
Portfolio Turnover Rate	74%
*	Does not include derivatives, except purchased options, if any.
Putnam Dynamic Asset Allocation Equity Fund	PAGE 2	39117-ATSA-0725

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition  (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisors, Putnam Investments Limited (“PIL”), and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Brett Goldstein, Adrian Chan, Jacqueline Kenney and Thomas A. Nelson.
This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2025, at https://www.franklintempleton.com/regulatory-internalusefunds-documents.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Equity Fund	PAGE 3	39117-ATSA-0725

Putnam Dynamic Asset Allocation Equity Fund
Class P
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Equity Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class P	$63	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class P shares of Putnam Dynamic Asset Allocation Equity Fund returned 13.90%. The Fund compares its performance to the Russell 3000 Index and the Putnam Equity Blended Index†, which returned 13.12% and 13.39%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection effects within the Quantitative U.S. Large Cap Strategy sleeve were beneficial for benchmark-relative performance.
↑	Selection effects within the Quantitative International Equity Strategy sleeve were beneficial for benchmark-relative performance.
↑	Selection effects within the Fundamental Emerging Markets Equity Strategy sleeve were beneficial for benchmark-relative performance.

Top detractors to performance:
↓	Selection effects within the Fundamental Large-Cap Growth Equity Strategy sleeve detracted from performance.
↓	Allocation decisions within the Fundamental Large-Cap Growth Equity Strategy sleeve detracted from performance.
↓	Selection effects within the Quantitative U.S. Small-Cap Equity Strategy sleeve detracted from performance.
Use of Derivatives impacting performance:
Futures were used to manage the Fund’s exposure to market (systematic) risk, which detracted from performance. Forward currency contracts were used to hedge foreign exchange risk, which resulted in a slightly positive impact on performance.
Putnam Dynamic Asset Allocation Equity Fund	PAGE 1	39117-ATSP-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class P 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class P	13.90	15.48	10.16
Russell 3000 Index	13.12	15.34	12.21
Putnam Equity Blended Index†	13.39	14.22	10.62
†	The Putnam Equity Blended Index is comprised of 75% Russell 3000 Index, 19% MSCI EAFE Index-NR, and 6% MSCI Emerging Markets Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class P shares on 8/31/2016. Returns for periods before 8/31/2016 are based on the Fund’s Class A performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$26,982,820
Total Number of Portfolio Holdings*	566
Total Management Fee Paid	$0
Portfolio Turnover Rate	74%
*	Does not include derivatives, except purchased options, if any.
Putnam Dynamic Asset Allocation Equity Fund	PAGE 2	39117-ATSP-0725

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition  (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisors, Putnam Investments Limited (“PIL”), and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Brett Goldstein, Adrian Chan, Jacqueline Kenney and Thomas A. Nelson.
This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2025, at https://www.franklintempleton.com/regulatory-internalusefunds-documents.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Equity Fund	PAGE 3	39117-ATSP-0725

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2024 and May 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $82,209 in May 31, 2024 and $78,130 in May 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in May 31, 2024 and $0 in May 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $23,398 in May 31, 2024 and $15,724 in May 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in May 31, 2024 and $0 in May 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $664,363 in May 31, 2024 and $583,796 in May 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.
(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Dynamic Asset
Allocation Equity
Fund
Financial Statements and Other Important Information
Annual | May 31,  2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 22
Notes to Financial Statements 26
Report of Independent Registered Public Accounting Firm 40
Tax Information 41
Changes In and Disagreements with Accountants 42
Results of Meeting(s) of Shareholders 42
Remuneration Paid to Directors, Officers and Others 42
Board Approval of Management and Subadvisory Agreements 42

Putnam Funds Trust
Financial Highlights
Putnam Dynamic Asset Allocation Equity Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.32 $11.17 $13.01 $15.86 $11.45
Income from investment operations
a
:
Net investment income
b
......................... 0.24 0.17 0.28 0.13 0.11
Net realized and unrealized gains (losses) ........... 1.70 3.21 0.09 (0.96) 4.73
Total from investment operations .................... 1.94 3.38 0.37 (0.83) 4.84
Less distributions from:
Net investment income .......................... (0.21) (0.06) (0.11) (0.10) (0.10)
Net realized gains ............................. (1.04) (0.17) (1.81) (1.92) (0.33)
Tax return of capital ............................ — — (0.29) — —
Total distributions ............................... (1.25) (0.23) (2.21) (2.02) (0.43)
Net asset value, end of year ....................... $15.01 $14.32 $11.17 $13.01 $15.86
Total return
c
................................... 13.84% 30.58% 3.23% (6.69)% 42.70%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.70% 2.48% 1.08% 1.12% 1.21%
Expenses net of waiver and payments by affiliates
d
...... 0.66% 0.68% 0.70% 0.83% 0.86%
Net investment income ........................... 1.62% 1.34% 2.67% 0.82% 0.81%
Supplemental data
Net assets , end of year (000’s) ..................... $6,985 $6,665 $5,108 $28 $31
Portfolio turnover rate ............................ 74% 64% 67% 76% 64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended May 31,
2025 2024 2023 2022 2021
Class P
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.27 $11.14 $12.99 $15.86 $11.45
Income from investment operations
a
:
Net investment income
b
......................... 0.25 0.18 0.15 0.16 0.14
Net realized and unrealized gains (losses) ........... 1.69 3.19 0.24 (0.97) 4.73
Total from investment operations .................... 1.94 3.37 0.39 (0.81) 4.87
Less distributions from:
Net investment income .......................... (0.22) (0.07) (0.14) (0.14) (0.13)
Net realized gains ............................. (1.04) (0.17) (1.81) (1.92) (0.33)
Tax return of capital ............................ — — (0.29) — —
Total distributions ............................... (1.26) (0.24) (2.24) (2.06) (0.46)
Net asset value, end of year ....................... $14.95 $14.27 $11.14 $12.99 $15.86
Total return .................................... 13.90% 30.55% 3.45% (6.61)% 42.98%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.63% 2.40% 1.00% 0.90% 0.97%
Expenses net of waiver and payments by affiliates
c
...... 0.59% 0.60% 0.62% 0.61% 0.62%
Net investment income ........................... 1.69% 1.44% 1.26% 1.04% 1.05%
Supplemental data
Net assets , end of year (000’s) ..................... $19,997 $8,398 $4,680 $79,557 $78,855
Portfolio turnover rate ............................ 74% 64% 67% 76% 64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Schedule of Investments, May 31, 2025
Putnam Dynamic Asset Allocation Equity Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 88.0%
Aerospace & Defense 2.2%
Airbus SE ......................................... France 226 $ 41,567
a
Axon Enterprise, Inc. ................................. United States 8 6,003
Curtiss-Wright Corp. ................................. United States 30 13,203
Dassault Aviation SA ................................. France 16 5,820
General Dynamics Corp. .............................. United States 83 23,115
General Electric Co. ................................. United States 169 41,559
Lockheed Martin Corp. ............................... United States 351 169,315
Mazagon Dock Shipbuilders Ltd. ........................ India 382 15,531
Northrop Grumman Corp. ............................. United States 104 50,416
RTX Corp. ........................................ United States 957 130,611
Textron, Inc. ....................................... United States 158 11,697
Thales SA ......................................... France 134 41,040
TransDigm Group, Inc. ............................... United States 23 33,774
583,651
Air Freight & Logistics 0.3%
Deutsche Post AG ................................... Germany 412 18,488
Expeditors International of Washington, Inc. ............... United States 102 11,498
FedEx Corp. ....................................... United States 215 46,891
United Parcel Service, Inc. , B .......................... United States 120 11,705
88,582
Automobile Components 0.1%
Aisin Corp. ........................................ Japan 1,700 21,631
Automobiles 1.9%
BYD Co. Ltd. , H .................................... China 1,000 49,698
General Motors Co. .................................. United States 954 47,328
Kia Corp. ......................................... South Korea 429 27,745
Mahindra & Mahindra Ltd. ............................. India 1,561 54,368
Subaru Corp. ...................................... Japan 1,600 29,371
a
Tesla, Inc. ......................................... United States 845 292,759
Toyota Motor Corp. .................................. Japan 400 7,615
508,884
Banks 6.1%
Abu Dhabi Islamic Bank PJSC ......................... United Arab
Emirates 16,673 87,035
AIB Group plc ...................................... Ireland 2,104 16,600
Al Rajhi Bank ...................................... Saudi Arabia 3,154 76,504
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 1,856 27,862
Banco de Sabadell SA ............................... Spain 2,423 7,714
Banco do Brasil SA .................................. Brazil 2,300 9,418
Banco Santander SA ................................. Spain 7,076 56,450
Bank Central Asia Tbk. PT ............................ Indonesia 90,200 52,036
Bank Hapoalim BM .................................. Israel 1,375 23,067
Bank Leumi Le-Israel BM ............................. Israel 1,411 22,771
Bank of America Corp. ............................... United States 2,156 95,144
Bank of China Ltd. , H ................................ China 174,000 100,817
Barclays plc ....................................... United Kingdom 9,493 42,039
BNP Paribas SA .................................... France 177 15,501
BOC Hong Kong Holdings Ltd. ......................... China 1,000 4,205
Citigroup, Inc. ...................................... United States 3,308 249,158
Citizens Financial Group, Inc. .......................... United States 292 11,782
Credit Agricole SA ................................... France 512 9,374
CTBC Financial Holding Co. Ltd. ........................ Taiwan 27,000 36,448
Erste Group Bank AG ................................ Austria 290 23,354
First Horizon Corp. .................................. United States 588 11,689

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Grupo Financiero Banorte SAB de CV , O .................. Mexico 5,605 $ 49,548
a
Grupo Financiero Galicia SA , ADR ...................... Argentina 180 10,449
HSBC Holdings plc .................................. United Kingdom 6,144 72,383
ICICI Bank Ltd. ..................................... India 7,724 131,011
Intesa Sanpaolo SpA ................................. Italy 6,630 37,013
JPMorgan Chase & Co. ............................... United States 165 43,560
KB Financial Group, Inc. .............................. South Korea 304 22,874
Lloyds Banking Group plc ............................. United Kingdom 46,427 48,359
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 2,500 34,971
National Bank of Greece SA ........................... Greece 3,563 42,427
NatWest Group plc .................................. United Kingdom 5,610 39,836
PNC Financial Services Group, Inc. (The) ................. United States 280 48,667
Popular, Inc. ....................................... United States 113 11,699
UniCredit SpA ...................................... Italy 652 41,928
Webster Financial Corp. .............................. United States 226 11,634
Wells Fargo & Co. ................................... United States 206 15,405
Zions Bancorp NA ................................... United States 247 11,698
1,652,430
Beverages 0.6%
a
Boston Beer Co., Inc. (The) , A .......................... United States 49 11,263
Carlsberg A/S , B .................................... Denmark 40 5,726
Coca-Cola Co. (The) ................................. United States 1,131 81,545
Coca-Cola Consolidated, Inc. .......................... United States 100 11,465
a
Coca-Cola HBC AG ................................. Italy 456 23,763
Keurig Dr Pepper, Inc. ................................ United States 352 11,852
a
Monster Beverage Corp. .............................. United States 222 14,197
PepsiCo, Inc. ...................................... United States 89 11,699
171,510
Biotechnology 1.5%
AbbVie, Inc. ....................................... United States 767 142,746
a
Alnylam Pharmaceuticals, Inc. .......................... United States 41 12,487
Amgen, Inc. ....................................... United States 42 12,104
CSL Ltd. .......................................... United States 14 2,234
a
Exelixis, Inc. ....................................... United States 1,329 57,200
a
Genmab A/S ....................................... Denmark 57 12,025
a
Incyte Corp. ....................................... United States 721 46,908
a
Natera, Inc. ........................................ United States 76 11,988
a
Neurocrine Biosciences, Inc. ........................... United States 547 67,292
Regeneron Pharmaceuticals, Inc. ....................... United States 94 46,086
411,070
Broadline Retail 3.6%
Alibaba Group Holding Ltd. ............................ China 6,100 86,850
Alibaba Group Holding Ltd. , ADR ....................... China 113 12,864
a
Amazon.com, Inc. ................................... United States 3,685 755,462
eBay, Inc. ......................................... United States 161 11,780
a
Etsy, Inc. .......................................... United States 242 13,395
a
MercadoLibre, Inc. .................................. Brazil 15 38,449
Next plc .......................................... United Kingdom 51 8,851
Prosus NV ........................................ China 898 46,129
973,780
Building Products 0.7%
Allegion plc ........................................ United States 82 11,702
Cie de Saint-Gobain SA .............................. France 367 41,318
Johnson Controls International plc ....................... United States 535 54,233

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Building Products (continued)
Owens Corning ..................................... United States 86 $ 11,520
Trane Technologies plc ............................... United States 142 61,098
179,871
Capital Markets 2.7%
3i Group plc ....................................... United Kingdom 808 44,380
Ameriprise Financial, Inc. ............................. United States 22 11,203
Bank of New York Mellon Corp. (The) .................... United States 131 11,608
BlackRock, Inc. ..................................... United States 28 27,437
Charles Schwab Corp. (The) ........................... United States 545 48,145
CME Group, Inc. .................................... United States 187 54,043
Deutsche Boerse AG ................................. Germany 110 35,436
b
Euronext NV , 144A , Reg S ............................ Netherlands 143 23,306
Goldman Sachs Group, Inc. (The) ....................... United States 354 212,559
b
HDFC Asset Management Co. Ltd. , 144A , Reg S ........... India 646 36,142
Intercontinental Exchange, Inc. ......................... United States 66 11,867
Morgan Stanley ..................................... United States 92 11,779
Nasdaq, Inc. ....................................... United States 345 28,821
Northern Trust Corp. ................................. United States 110 11,741
S&P Global, Inc. .................................... United States 38 19,489
State Street Corp. ................................... United States 1,295 124,683
UBS Group AG ..................................... Switzerland 398 12,697
Virtu Financial, Inc. , A ................................ United States 368 14,790
740,126
Chemicals 1.1%
Air Liquide SA ...................................... France 82 16,991
a
Axalta Coating Systems Ltd. ........................... United States 368 11,334
CF Industries Holdings, Inc. ........................... United States 143 12,971
Corteva, Inc. ....................................... United States 626 44,321
DuPont de Nemours, Inc. ............................. United States 463 30,928
Eastman Chemical Co. ............................... United States 162 12,696
Ecolab, Inc. ........................................ United States 44 11,687
Huntsman Corp. .................................... United States 1,000 11,140
Linde plc .......................................... United States 27 12,625
LyondellBasell Industries NV , A ......................... United States 206 11,637
Mosaic Co. (The) ................................... United States 333 12,035
NewMarket Corp. ................................... United States 18 11,593
PPG Industries, Inc. ................................. United States 152 16,842
Sherwin-Williams Co. (The) ............................ United States 117 41,981
Shin-Etsu Chemical Co. Ltd. ........................... Japan 1,400 44,702
303,483
Commercial Services & Supplies 0.4%
a
Copart, Inc. ........................................ United States 492 25,328
Republic Services, Inc. , A ............................. United States 46 11,835
TOPPAN Holdings, Inc. ............................... Japan 700 18,588
Veralto Corp. ....................................... United States 115 11,619
Waste Connections, Inc. .............................. United States 149 29,366
Waste Management, Inc. .............................. United States 49 11,808
108,544
Communications Equipment 0.9%
Accton Technology Corp. .............................. Taiwan 1,000 24,402
a
Arista Networks, Inc. ................................. United States 276 23,913
Cisco Systems, Inc. ................................. United States 1,111 70,037
a
F5, Inc. ........................................... United States 40 11,415
Juniper Networks, Inc. ................................ United States 323 11,605

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
Motorola Solutions, Inc. ............................... United States 171 $ 71,030
Telefonaktiebolaget LM Ericsson , B ...................... Sweden 2,257 19,213
Ubiquiti, Inc. ....................................... United States 47 18,579
250,194
Construction & Engineering 0.3%
ACS Actividades de Construccion y Servicios SA ............ Spain 49 3,219
Gamuda Bhd. ...................................... Malaysia 31,707 34,043
Vinci SA .......................................... France 282 40,294
77,556
Construction Materials 0.5%
CRH plc .......................................... United States 389 35,461
Heidelberg Materials AG .............................. Germany 93 18,229
a
Holcim AG ........................................ United States 393 43,549
UltraTech Cement Ltd. ............................... India 245 32,142
Vulcan Materials Co. ................................. United States 58 15,374
144,755
Consumer Finance 0.5%
Ally Financial, Inc. ................................... United States 342 11,970
a
American Express Co. ............................... United States 40 11,762
Bajaj Finance Ltd. ................................... India 140 15,041
Capital One Financial Corp. ........................... United States 364 68,851
SLM Corp. ........................................ United States 345 11,168
Synchrony Financial ................................. United States 202 11,645
130,437
Consumer Staples Distribution & Retail 1.8%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 180 20,378
Coles Group Ltd. .................................... Australia 143 1,992
Costco Wholesale Corp. .............................. United States 24 24,964
Koninklijke Ahold Delhaize NV .......................... Netherlands 814 34,354
a
Maplebear, Inc. ..................................... United States 618 28,224
Marks & Spencer Group plc ........................... United Kingdom 366 1,847
Shoprite Holdings Ltd. ................................ South Africa 2,761 44,870
Target Corp. ....................................... United States 290 27,263
Tesco plc ......................................... United Kingdom 4,428 23,170
Walmart, Inc. ...................................... United States 2,883 284,610
491,672
Containers & Packaging 0.2%
Ball Corp. ......................................... United States 228 12,217
Crown Holdings, Inc. ................................. United States 118 11,623
Packaging Corp. of America ........................... United States 60 11,590
Sealed Air Corp. .................................... United States 361 11,624
47,054
Diversified Consumer Services 0.1%
ADT, Inc. .......................................... United States 1,427 11,872
a
Duolingo, Inc. , A .................................... United States 29 15,069
26,941
Diversified REITs 0.1%
Covivio SA ........................................ France 30 1,800

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified REITs (continued)
WP Carey, Inc. ..................................... United States 193 $ 12,113
13,913
Diversified Telecommunication Services 0.5%
AT&T, Inc. ......................................... United States 2,349 65,302
Deutsche Telekom AG ................................ Germany 676 25,599
Koninklijke KPN NV ................................. Netherlands 1,472 6,921
Telstra Group Ltd. ................................... Australia 6,104 18,814
Verizon Communications, Inc. .......................... United States 270 11,869
128,505
Electric Utilities 1.7%
American Electric Power Co., Inc. ....................... United States 114 11,798
Duke Energy Corp. .................................. United States 100 11,772
Edison International ................................. United States 1,820 101,283
Exelon Corp. ....................................... United States 2,196 96,229
Iberdrola SA ....................................... Spain 2,803 51,378
NextEra Energy, Inc. ................................. United States 689 48,671
NRG Energy, Inc. ................................... United States 469 73,117
PG&E Corp. ....................................... United States 1,571 26,519
PPL Corp. ......................................... United States 791 27,487
448,254
Electrical Equipment 0.7%
ABB Ltd. .......................................... Switzerland 738 41,806
AMETEK, Inc. ...................................... United States 65 11,618
Eaton Corp. plc ..................................... United States 36 11,527
GE Vernova, Inc. .................................... United States 35 16,554
a
Generac Holdings, Inc. ............................... United States 93 11,358
Mitsubishi Electric Corp. .............................. Japan 2,100 41,910
Vertiv Holdings Co. , A ................................ United States 558 60,225
194,998
Electronic Equipment, Instruments & Components 0.2%
Elite Material Co. Ltd. ................................ Taiwan 1,000 24,563
Halma plc ......................................... United Kingdom 108 4,234
a
Keysight Technologies, Inc. ............................ United States 72 11,307
a
Zebra Technologies Corp. , A ........................... United States 41 11,881
51,985
Energy Equipment & Services 0.3%
Halliburton Co. ..................................... United States 2,681 52,521
TechnipFMC plc .................................... United Kingdom 432 13,457
Weatherford International plc ........................... United States 252 10,987
76,965
Entertainment 1.8%
a
Live Nation Entertainment, Inc. ......................... United States 158 21,676
a
Netflix, Inc. ........................................ United States 278 335,610
Nexon Co. Ltd. ..................................... Japan 600 10,801
a
ROBLOX Corp. , A ................................... United States 227 19,745
a
Sea Ltd. , ADR ...................................... Singapore 228 36,564
a
Spotify Technology SA ................................ United States 72 47,890
472,286
Financial Services 3.4%
Apollo Global Management, Inc. ........................ United States 252 32,934

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
a
Berkshire Hathaway, Inc. , B ............................ United States 104 $ 52,412
Corebridge Financial, Inc. ............................. United States 367 11,968
Equitable Holdings, Inc. ............................... United States 1,494 78,988
EXOR NV ......................................... Netherlands 260 25,032
a
Fiserv, Inc. ........................................ United States 72 11,721
Global Payments, Inc. ................................ United States 153 11,568
Investor AB , B ...................................... Sweden 1,068 31,450
Mastercard, Inc. , A .................................. United States 637 373,027
Meritz Financial Group, Inc. ............................ South Korea 534 43,162
MGIC Investment Corp. ............................... United States 489 12,934
a
PayPal Holdings, Inc. ................................ United States 1,807 126,996
Visa, Inc. , A ........................................ United States 255 93,124
Western Union Co. (The) .............................. United States 1,207 11,201
916,517
Food Products 0.5%
Associated British Foods plc ........................... United Kingdom 1,119 31,457
Hormel Foods Corp. ................................. United States 394 12,088
Ingredion, Inc. ...................................... United States 84 11,686
Mondelez International, Inc. , A .......................... United States 177 11,946
Nestle SA ......................................... United States 163 17,366
Nissin Foods Holdings Co. Ltd. ......................... Japan 200 4,241
Tyson Foods, Inc. , A ................................. United States 209 11,737
b
WH Group Ltd. , 144A , Reg S .......................... Hong Kong 41,000 37,710
138,231
Gas Utilities 0.0%
†
National Fuel Gas Co. ................................ United States 144 11,886
Ground Transportation 0.6%
Canadian Pacific Kansas City Ltd. ....................... Canada 422 34,456
CSX Corp. ........................................ United States 379 11,973
a
Lyft, Inc. , A ........................................ United States 728 11,095
a
Uber Technologies, Inc. ............................... United States 370 31,139
Union Pacific Corp. .................................. United States 370 82,014
170,677
Health Care Equipment & Supplies 1.1%
Abbott Laboratories .................................. United States 88 11,755
Becton Dickinson & Co. ............................... United States 67 11,563
BioMerieux ........................................ France 62 8,314
a
Boston Scientific Corp. ............................... United States 401 42,209
a
Dexcom, Inc. ....................................... United States 137 11,755
a
Edwards Lifesciences Corp. ........................... United States 155 12,124
a
Hologic, Inc. ....................................... United States 213 13,242
Hoya Corp. ........................................ Japan 200 23,614
a
IDEXX Laboratories, Inc. .............................. United States 35 17,968
a
Insulet Corp. ....................................... United States 37 12,026
a
Intuitive Surgical, Inc. ................................ United States 92 50,815
Medtronic plc ...................................... United States 963 79,910
Olympus Corp. ..................................... Japan 500 6,406
301,701
Health Care Providers & Services 1.4%
Apollo Hospitals Enterprise Ltd. ......................... India 475 38,253
Cardinal Health, Inc. ................................. United States 76 11,737
Cencora, Inc. ...................................... United States 40 11,650
Chemed Corp. ..................................... United States 20 11,497

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Cigna Group (The) .................................. United States 363 $ 114,940
Elevance Health, Inc. ................................ United States 30 11,515
Fresenius SE & Co. KGaA ............................. Germany 62 3,039
Humana, Inc. ...................................... United States 51 11,890
McKesson Corp. .................................... United States 94 67,634
Sonic Healthcare Ltd. ................................ Australia 918 15,790
a
Tenet Healthcare Corp. ............................... United States 73 12,320
UnitedHealth Group, Inc. .............................. United States 162 48,909
Universal Health Services, Inc. , B ....................... United States 62 11,802
370,976
Health Care REITs 0.1%
Omega Healthcare Investors, Inc. ....................... United States 323 11,951
Health Care Technology 0.4%
a
Doximity, Inc. , A .................................... United States 226 11,772
a
Veeva Systems, Inc. , A ............................... United States 317 88,665
100,437
Hotels, Restaurants & Leisure 1.9%
a
Airbnb, Inc. , A ...................................... United States 91 11,739
Aristocrat Leisure Ltd. ................................ Australia 763 30,659
Booking Holdings, Inc. ............................... United States 2 11,038
a
Chipotle Mexican Grill, Inc. , A .......................... United States 878 43,970
Compass Group plc ................................. United Kingdom 771 27,111
a
DoorDash, Inc. , A ................................... United States 805 167,963
a
DraftKings, Inc. , A ................................... United States 589 21,133
a
Eternal Ltd. ........................................ India 3,604 10,038
b
FDJ United , 144A , Reg S ............................. France 192 7,046
Hilton Worldwide Holdings, Inc. ......................... United States 252 62,607
Indian Hotels Co. Ltd. (The) , A .......................... India 5,026 45,278
InterContinental Hotels Group plc ....................... United Kingdom 80 9,167
a
MakeMyTrip Ltd. .................................... India 223 22,663
a,b
Meituan Dianping , B , 144A , Reg S ...................... China 1,400 24,213
a
Starbucks Corp. .................................... United States 327 27,452
522,077
Household Durables 0.4%
a
Amber Enterprises India Ltd. ........................... India 272 20,654
DR Horton, Inc. ..................................... United States 97 11,452
Garmin Ltd. ........................................ United States 57 11,569
PulteGroup, Inc. .................................... United States 576 56,465
Sony Group Corp. ................................... Japan 100 2,677
Toll Brothers, Inc. ................................... United States 111 11,572
114,389
Household Products 0.9%
Clorox Co. (The) .................................... United States 88 11,605
Colgate-Palmolive Co. ............................... United States 998 92,754
Kimberly-Clark Corp. ................................. United States 291 41,834
Procter & Gamble Co. (The) ........................... United States 383 65,068
Reckitt Benckiser Group plc ........................... United Kingdom 285 19,374
Unilever Indonesia Tbk. PT ............................ Indonesia 123,300 13,065
243,700
Independent Power and Renewable Electricity Producers 0.3%
NTPC Ltd. ......................................... India 12,388 48,395
RWE AG .......................................... Germany 184 6,928

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Independent Power and Renewable Electricity Producers (continued)
Vistra Corp. ........................................ United States 76 $ 12,203
67,526
Industrial Conglomerates 0.3%
a
3M Co. ........................................... United States 77 11,423
DCC plc .......................................... United Kingdom 125 7,815
Honeywell International, Inc. ........................... United States 214 48,507
Sekisui Chemical Co. Ltd. ............................. Japan 500 8,686
Smiths Group plc ................................... United Kingdom 371 10,784
87,215
Industrial REITs 0.1%
First Industrial Realty Trust, Inc. ........................ United States 239 11,814
Prologis, Inc. ....................................... United States 234 25,412
37,226
Insurance 2.6%
Aflac, Inc. ......................................... United States 113 11,700
AIA Group Ltd. ..................................... Hong Kong 4,200 34,961
Allianz SE ......................................... Germany 90 35,695
Allstate Corp. (The) .................................. United States 251 52,677
American International Group, Inc. ...................... United States 547 46,298
AXA SA ........................................... France 83 3,912
Axis Capital Holdings Ltd. ............................. United States 128 13,286
a
Brighthouse Financial, Inc. ............................ United States 197 11,783
Chubb Ltd. ........................................ United States 40 11,888
Dai-ichi Life Holdings, Inc. ............................. Japan 700 5,464
Everest Group Ltd. .................................. United States 34 11,805
Globe Life, Inc. ..................................... United States 243 29,614
Hanover Insurance Group, Inc. (The) ..................... United States 34 5,983
MetLife, Inc. ....................................... United States 1,392 109,383
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 46 29,802
NN Group NV ...................................... Netherlands 306 19,254
Old Republic International Corp. ........................ United States 343 12,965
PICC Property & Casualty Co. Ltd. , H .................... China 26,000 49,403
b
Poste Italiane SpA , 144A , Reg S ........................ Italy 175 3,800
Primerica, Inc. ...................................... United States 43 11,636
Progressive Corp. (The) .............................. United States 203 57,841
Prudential Financial, Inc. .............................. United States 113 11,740
QBE Insurance Group Ltd. ............................ Australia 446 6,663
Reinsurance Group of America, Inc. ..................... United States 57 11,588
Talanx AG ......................................... Germany 147 19,071
Travelers Cos., Inc. (The) ............................. United States 42 11,579
Unipol Assicurazioni SpA .............................. Italy 149 2,916
Unum Group ....................................... United States 146 11,930
W R Berkley Corp. .................................. United States 161 12,025
Willis Towers Watson plc .............................. United States 37 11,712
Zurich Insurance Group AG ............................ Switzerland 30 21,043
689,417
Interactive Media & Services 5.3%
Alphabet, Inc. , A .................................... United States 2,118 363,745
Alphabet, Inc. , C .................................... United States 797 137,762
b
Auto Trader Group plc , 144A , Reg S ..................... United Kingdom 1,934 20,712
LY Corp. .......................................... Japan 7,200 25,962
Meta Platforms, Inc. , A ............................... United States 899 582,094
NAVER Corp. ...................................... South Korea 149 20,191
b
Scout24 SE , 144A , Reg S ............................. Germany 53 7,222

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services (continued)
Tencent Holdings Ltd. ................................ China 4,300 $ 271,083
1,428,771
IT Services 0.7%
Accenture plc , A .................................... Ireland 233 73,819
Fujitsu Ltd. ........................................ Japan 200 4,581
a
GoDaddy, Inc. , A .................................... United States 63 11,475
a
Shopify, Inc. , A ..................................... Canada 161 17,262
a
Snowflake, Inc. , A ................................... United States 62 12,752
Tata Consultancy Services Ltd. ......................... India 1,393 56,402
a
Twilio, Inc. , A ....................................... United States 101 11,888
VeriSign, Inc. ...................................... United States 41 11,171
199,350
Leisure Products 0.1%
Bandai Namco Holdings, Inc. .......................... Japan 400 12,709
Hasbro, Inc. ....................................... United States 176 11,741
24,450
Life Sciences Tools & Services 0.3%
Danaher Corp. ..................................... United States 62 11,774
Lonza Group AG .................................... Switzerland 41 28,450
Thermo Fisher Scientific, Inc. .......................... United States 110 44,310
84,534
Machinery 1.1%
Allison Transmission Holdings, Inc. ...................... United States 112 11,594
Caterpillar, Inc. ..................................... United States 33 11,485
Cummins, Inc. ...................................... United States 36 11,573
Deere & Co. ....................................... United States 22 11,138
Donaldson Co., Inc. ................................. United States 169 11,754
Flowserve Corp. .................................... United States 236 11,779
GEA Group AG ..................................... Germany 268 17,950
Graco, Inc. ........................................ United States 137 11,598
a
HD Hyundai Heavy Industries Co. Ltd. .................... South Korea 102 29,867
Hoshizaki Corp. .................................... Japan 100 3,725
Hyundai Rotem Co. Ltd. .............................. South Korea 186 19,687
Ingersoll Rand, Inc. .................................. United States 370 30,207
Komatsu Ltd. ...................................... Japan 100 3,039
Lincoln Electric Holdings, Inc. .......................... United States 59 11,422
Makita Corp. ....................................... Japan 100 3,064
Otis Worldwide Corp. ................................ United States 236 22,503
Parker-Hannifin Corp. ................................ United States 17 11,300
Pentair plc ........................................ United States 119 11,802
Rational AG ....................................... Germany 4 3,289
Schindler Holding AG ................................ Switzerland 71 25,300
Westinghouse Air Brake Technologies Corp. ............... United States 58 11,734
285,810
Marine Transportation 0.1%
a
Kirby Corp. ........................................ United States 108 11,949
SITC International Holdings Co. Ltd. ..................... China 4,000 12,779
24,728
Media 0.3%
a
Charter Communications, Inc. , A ........................ United States 59 23,380
Comcast Corp. , A ................................... United States 734 25,374

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media (continued)
Informa plc ........................................ United Kingdom 919 $ 9,744
New York Times Co. (The) , A ........................... United States 233 13,309
a
Trade Desk, Inc. (The) , A .............................. United States 157 11,810
83,617
Metals & Mining 1.0%
Anglogold Ashanti plc ................................ United Kingdom 321 13,878
ArcelorMittal SA .................................... Luxembourg 204 6,185
BHP Group Ltd. , ( AUD Traded) ......................... Australia 1,628 39,992
BHP Group Ltd. , ( GBP Traded) ......................... Australia 102 2,484
BlueScope Steel Ltd. ................................. Australia 555 8,147
a
Boliden AB ........................................ Sweden 105 3,283
Fortescue Ltd. ...................................... Australia 2,491 24,782
Freeport-McMoRan, Inc. .............................. United States 1,166 44,868
a
Glencore plc ....................................... Australia 3,320 12,632
Norsk Hydro ASA ................................... Norway 979 5,367
Northern Star Resources Ltd. .......................... Australia 384 5,222
Nucor Corp. ....................................... United States 105 11,483
Rio Tinto plc ....................................... Australia 420 24,856
Royal Gold, Inc. .................................... United States 32 5,700
Southern Copper Corp. ............................... Mexico 128 11,636
Zijin Mining Group Co. Ltd. , H .......................... China 22,000 48,903
269,418
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Rithm Capital Corp. .................................. United States 1,041 11,607
Multi-Utilities 0.4%
Consolidated Edison, Inc. ............................. United States 112 11,703
Dominion Energy, Inc. ................................ United States 208 11,787
E.ON SE .......................................... Germany 1,435 25,150
Engie SA ......................................... France 1,952 42,130
Public Service Enterprise Group, Inc. .................... United States 150 12,155
Sembcorp Industries Ltd. ............................. Singapore 1,200 6,145
109,070
Office REITs 0.1%
Vornado Realty Trust ................................. United States 548 20,643
Oil, Gas & Consumable Fuels 2.3%
Antero Midstream Corp. .............................. United States 628 11,794
Cheniere Energy, Inc. ................................ United States 549 130,107
ConocoPhillips ..................................... United States 430 36,700
Coterra Energy, Inc. ................................. United States 476 11,572
ENEOS Holdings, Inc. ................................ Japan 4,700 22,269
Eni SpA .......................................... Italy 364 5,368
Equinor ASA ....................................... Norway 1,575 36,872
Exxon Mobil Corp. ................................... United States 909 92,991
Inpex Corp. ........................................ Japan 2,400 32,092
Marathon Petroleum Corp. ............................ United States 74 11,895
PetroChina Co. Ltd. , H ............................... China 80,000 66,951
Repsol SA ......................................... Spain 506 6,817
Shell plc , ( EUR Traded) ............................... United States 953 31,613
Shell plc , ( GBP Traded) ............................... United States 353 11,647
TotalEnergies SE ................................... France 963 56,690
Valero Energy Corp. ................................. United States 275 35,467

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The) .............................. United States 201 $ 12,163
613,008
Paper & Forest Products 0.0%
†
Louisiana-Pacific Corp. ............................... United States 128 11,529
Passenger Airlines 0.4%
Delta Air Lines, Inc. .................................. United States 240 11,614
Qantas Airways Ltd. ................................. Australia 4,772 32,612
Southwest Airlines Co. ............................... United States 1,221 40,757
a
United Airlines Holdings, Inc. ........................... United States 153 12,155
97,138
Personal Care Products 0.1%
Unilever plc ........................................ United Kingdom 410 26,093
Pharmaceuticals 3.4%
AstraZeneca plc .................................... United Kingdom 44 6,445
AstraZeneca plc , ADR ................................ United Kingdom 461 33,575
Bristol-Myers Squibb Co. .............................. United States 1,211 58,467
Chugai Pharmaceutical Co. Ltd. ........................ Japan 300 15,684
Daiichi Sankyo Co. Ltd. ............................... Japan 1,400 37,259
Eli Lilly & Co. ...................................... United States 358 264,086
GSK plc .......................................... United States 815 16,556
a
Ipsen SA .......................................... France 71 8,360
Johnson & Johnson ................................. United States 617 95,765
Merck & Co., Inc. ................................... United States 1,646 126,479
Merck KGaA ....................................... Germany 9 1,179
Novartis AG ....................................... United States 669 77,222
Novo Nordisk A/S , B ................................. Denmark 996 70,764
Otsuka Holdings Co. Ltd. ............................. Japan 300 15,252
Roche Holding AG .................................. United States 67 21,704
Sanofi SA ......................................... United States 374 37,041
Sun Pharmaceutical Industries Ltd. ...................... India 946 18,572
904,410
Professional Services 1.0%
Automatic Data Processing, Inc. ........................ United States 520 169,276
Benefit Systems SA ................................. Poland 20 16,472
Booz Allen Hamilton Holding Corp. , A .................... United States 45 4,781
Broadridge Financial Solutions, Inc. ...................... United States 48 11,656
Leidos Holdings, Inc. ................................. United States 74 10,990
a
Paylocity Holding Corp. ............................... United States 59 11,263
Recruit Holdings Co. Ltd. ............................. Japan 800 47,648
Verisk Analytics, Inc. , A ............................... United States 18 5,655
277,741
Real Estate Management & Development 0.4%
a
CBRE Group, Inc. , A ................................. United States 340 42,507
a
CoStar Group, Inc. .................................. United States 226 16,624
Emaar Properties PJSC .............................. United Arab
Emirates 10,483 37,539
a
Jones Lang LaSalle, Inc. .............................. United States 54 12,026
108,696
Residential REITs 0.3%
AvalonBay Communities, Inc. .......................... United States 58 11,992
Camden Property Trust ............................... United States 101 11,866

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs (continued)
Equity LifeStyle Properties, Inc. ......................... United States 183 $ 11,633
Equity Residential ................................... United States 170 11,924
Essex Property Trust, Inc. ............................. United States 42 11,924
Invitation Homes, Inc. ................................ United States 351 11,829
Mid-America Apartment Communities, Inc. ................ United States 75 11,749
82,917
Retail REITs 0.4%
Brixmor Property Group, Inc. ........................... United States 468 11,892
Simon Property Group, Inc. ............................ United States 648 105,669
117,561
Semiconductors & Semiconductor Equipment 8.6%
Applied Materials, Inc. ................................ United States 72 11,286
ASML Holding NV ................................... Netherlands 112 82,515
a
Astera Labs, Inc. .................................... United States 123 11,158
Broadcom, Inc. ..................................... United States 1,327 321,227
a
Cirrus Logic, Inc. .................................... United States 125 12,295
KLA Corp. ......................................... United States 15 11,353
Lam Research Corp. ................................. United States 154 12,442
MediaTek, Inc. ..................................... Taiwan 1,000 41,059
NVIDIA Corp. ...................................... United States 8,752 1,182,658
a
QUALCOMM, Inc. ................................... United States 1,470 213,444
SCREEN Holdings Co. Ltd. ............................ Japan 200 14,229
SK Hynix, Inc. ...................................... South Korea 338 49,859
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 11,000 350,834
2,314,359
Software 7.3%
a
Adobe, Inc. ........................................ United States 441 183,055
a
AppLovin Corp. , A ................................... United States 52 20,436
a
Atlassian Corp. , A ................................... United States 496 102,984
a
Autodesk, Inc. ...................................... United States 145 42,937
a
Cadence Design Systems, Inc. ......................... United States 236 67,749
a
DocuSign, Inc. , A ................................... United States 134 11,874
a
Dropbox, Inc. , A .................................... United States 404 11,659
a
Fortinet, Inc. ....................................... United States 112 11,399
a
HubSpot, Inc. ...................................... United States 45 26,546
Intuit, Inc. ......................................... United States 17 12,809
a
Manhattan Associates, Inc. ............................ United States 93 17,557
Microsoft Corp. ..................................... United States 2,389 1,099,800
a
Nice Ltd. .......................................... Israel 25 4,234
Oracle Corp. ....................................... United States 393 65,053
a
Oracle Corp. Japan .................................. Japan 100 11,715
Pegasystems, Inc. ................................... United States 117 11,484
a
RingCentral, Inc. , A .................................. United States 438 11,357
Salesforce, Inc. ..................................... United States 275 72,977
SAP SE .......................................... Germany 135 40,840
a
ServiceNow, Inc. .................................... United States 110 111,220
a
Teradata Corp. ..................................... United States 474 10,409
a
Workday, Inc. , A .................................... United States 42 10,404
a
Zoom Communications, Inc. , A ......................... United States 141 11,456
1,969,954
Specialized REITs 0.4%
American Tower Corp. ................................ United States 277 59,458
Millrose Properties, Inc. , A ............................. United States 415 11,566
Public Storage ..................................... United States 39 12,028

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialized REITs (continued)
VICI Properties, Inc. , A ............................... United States 372 $ 11,796
Weyerhaeuser Co. .................................. United States 460 11,919
106,767
Specialty Retail 1.2%
a
AutoZone, Inc. ..................................... United States 3 11,199
a
Avolta AG ......................................... Switzerland 94 5,041
Best Buy Co., Inc. ................................... United States 164 10,870
Fast Retailing Co. Ltd. ................................ Japan 100 33,309
Gap, Inc. (The) ..................................... United States 403 8,991
Home Depot, Inc. (The) ............................... United States 108 39,775
Industria de Diseno Textil SA ........................... Spain 92 4,984
JUMBO SA ........................................ Greece 621 20,181
Ross Stores, Inc. ................................... United States 76 10,647
TJX Cos., Inc. (The) ................................. United States 1,328 168,523
Williams-Sonoma, Inc. ............................... United States 72 11,647
325,167
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc. ........................................ United States 5,240 1,052,454
Asia Vital Components Co. Ltd. ......................... Taiwan 1,000 20,075
NetApp, Inc. ....................................... United States 116 11,503
Samsung Electronics Co. Ltd. .......................... South Korea 1,145 46,461
Seagate Technology Holdings plc ....................... United States 260 30,664
a,b
Xiaomi Corp. , B , 144A , Reg S .......................... China 9,400 60,508
1,221,665
Textiles, Apparel & Luxury Goods 0.5%
adidas AG ......................................... Germany 31 7,732
Asics Corp. ........................................ Japan 500 12,050
Cie Financiere Richemont SA .......................... Switzerland 9 1,698
a
Deckers Outdoor Corp. ............................... United States 46 4,854
Hermes International SCA ............................. France 11 30,333
a
Lululemon Athletica, Inc. .............................. United States 36 11,400
LVMH Moet Hennessy Louis Vuitton SE .................. France 9 4,882
Pandora A/S ....................................... Denmark 164 29,978
PRADA SpA ....................................... Italy 3,600 23,477
126,404
Tobacco 1.1%
Imperial Brands plc .................................. United Kingdom 976 37,015
Philip Morris International, Inc. ......................... United States 1,490 269,079
306,094
Trading Companies & Distributors 0.4%
AerCap Holdings NV ................................. Ireland 100 11,573
Bunzl plc .......................................... United Kingdom 133 4,263
Mitsubishi Corp. .................................... Japan 900 18,205
Mitsui & Co. Ltd. .................................... Japan 2,300 48,027
United Rentals, Inc. .................................. United States 38 26,918
108,986
Transportation Infrastructure 0.3%
b
Aena SME SA , 144A , Reg S ........................... Spain 68 18,295
International Container Terminal Services, Inc. .............. Philippines 6,850 50,281
68,576

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Water Utilities 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP .. Brazil 1,800 $ 36,941
Wireless Telecommunication Services 1.1%
Bharti Airtel Ltd. .................................... India 3,335 72,451
Etihad Etisalat Co. .................................. Saudi Arabia 2,560 40,669
Far EasTone Telecommunications Co. Ltd. ................ Taiwan 11,000 31,587
KDDI Corp. ........................................ Japan 2,300 39,814
TIM SA ........................................... Brazil 18,000 61,338
T-Mobile US, Inc. ................................... United States 188 45,534
291,393
Total Common Stocks (Cost $ 17,736,884 ) ....................................
23,740,400
Management Investment Companies 1.5%
Capital Markets 1.5%
iShares Core MSCI Emerging Markets ETF ................ United States 5,063 287,022
iShares MSCI Taiwan ETF ............................ United States 1,038 54,370
Xtrackers Harvest CSI 300 China A-Shares ETF ............ United States 2,700 71,118
412,510
Total Management Investment Companies (Cost $ 410,811 ) .....................
412,510
Preferred Stocks 0.2%
Banks 0.2%
c
Itau Unibanco Holding SA , 10 .68% ...................... Brazil 6,100 39,920
Total Preferred Stocks (Cost $ 40,409 ) ........................................
39,920
Total Long Term Investments (Cost $ 18,188,104 ) ..............................
24,192,830
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Calls - Over-the-Counter
Equity Options 0.0%
†
SPDR S&P 500 ETF Trust , Counterparty JPHQ , June Strike Price
$ 665.00 , Expires 6/30/25 ............................ 325,850 192,052,732 10
Total Options Purchased (Cost $ 2,029 ) .......................................
10
Short Term Investments 10.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 3.6%
d
U.S. Treasury Bills ,
4.18%, 10/02/25 ................................... United States 200,000 197,159
e
4.18%, 11/06/25 ................................... United States 800,000 785,482
982,641
Total U.S. Government and Agency Securities (Cost $ 982,742 ) ..................
982,641

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 6.4%
f,g
Putnam Government Money Market Fund, Class G , 4.113% ... United States 466,686 $ 466,686
f,g
Putnam Short Term Investment Fund, Class P , 4.555% ....... United States 1,250,488 1,250,488
Total Money Market Funds (Cost $ 1,717,174 ) .................................
1,717,174
Total Short Term Investments (Cost $ 2,699,916 ) ...............................
2,699,815
a
Total Investments (Cost $ 20,890,049 ) 99.7% ..................................
$26,892,655
Options Written (0.0) %
†
....................................................
(5)
Other Assets, less Liabilities 0.3% ...........................................
90,170
Net Assets 100.0% .........................................................
$26,982,820
a a a
Number of
Contracts
Notional
Amount
#
h
Options Written (0.0)%
†
Calls - Over-the-Counter
Equity Options (0.0)%
†
SPDR S&P 500 ETF Trust , Counterparty JPHQ , June Strike Price
$ 675.00 , Expires 6/30/25 ............................ 330,750 194,940,743 $(5)
(5)
Total Options Written (Premiums received $ 1,367 ) .............................
$ (5)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $238,954, representing 0.9% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
The rate shown represents the yield at period end.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At May 31, 2025, the value of this security pledged amounted to $397,650, representing 1.5% net assets.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding written options.

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At May 31, 2025 , the Fund had the following forward exchange contracts outstanding. See Note 1(c) .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BZWS Buy 20,600 27,058 6/18/25 $ 700 $ —
British Pound ...... BZWS Sell 21,900 29,625 6/18/25 116 —
British Pound ...... HSBK Sell 14,800 19,786 6/18/25 — (157)
British Pound ...... JPHQ Buy 19,200 24,615 6/18/25 1,256 —
British Pound ...... MSCO Sell 9,300 12,437 6/18/25 — (94)
British Pound ...... SSBT Buy 26,900 34,485 6/18/25 1,761 —
British Pound ...... SSBT Sell 55,200 72,558 6/18/25 — (1,822)
Danish Krone ...... BOFA Sell 105,800 15,743 6/18/25 3 (381)
Danish Krone ...... BZWS Buy 42,300 6,443 6/18/25 2 —
Danish Krone ...... BZWS Sell 71,000 10,276 6/18/25 — (542)
Danish Krone ...... CITI Sell 38,100 5,531 6/18/25 — (274)
Danish Krone ...... HSBK Sell 8,800 1,275 6/18/25 — (66)
Danish Krone ...... JPHQ Buy 42,700 6,523 6/18/25 — (17)
Danish Krone ...... MSCO Buy 8,700 1,267 6/18/25 58 —
Danish Krone ...... MSCO Sell 19,000 2,933 6/18/25 38 —
Danish Krone ...... SSBT Sell 41,400 6,091 6/18/25 — (217)
Euro ............. BOFA Buy 131,400 141,474 6/18/25 7,864 —
Euro ............. BZWS Buy 500 538 6/18/25 30 —
Euro ............. BZWS Sell 19,700 22,691 6/18/25 301 —
Euro ............. HSBK Sell 2,300 2,497 6/18/25 — (117)
Euro ............. MSCO Buy 19,800 21,874 6/18/25 630 —
Euro ............. MSCO Sell 85,700 96,870 6/18/25 34 (564)
Euro ............. SSBT Buy 22,200 25,366 6/18/25 — (135)
Euro ............. SSBT Sell 53,700 58,929 6/18/25 — (2,102)
Euro ............. UBSW Buy 18,600 20,022 6/18/25 1,117 —
Euro ............. WPAC Buy 27,400 29,501 6/18/25 1,640 —
Euro ............. WPAC Sell 112,400 123,242 6/18/25 — (4,503)
Norwegian Krone ... BZWS Sell 66,100 6,311 6/18/25 20 (185)
Norwegian Krone ... HSBK Sell 32,800 3,024 6/18/25 — (189)
Norwegian Krone ... JPHQ Sell 152,500 14,055 6/18/25 — (885)
Norwegian Krone ... MSCO Sell 74,900 7,081 6/18/25 11 (268)
Norwegian Krone ... SSBT Buy 6,700 637 6/18/25 20 —
Norwegian Krone ... SSBT Sell 9,400 909 6/18/25 — (12)
Norwegian Krone ... UBSW Sell 55,400 5,108 6/18/25 — (319)
Polish Zloty ........ GSCO Sell 8,500 2,191 6/18/25 — (80)
Polish Zloty ........ MSCO Buy 15,400 4,126 6/18/25 — (13)
Polish Zloty ........ MSCO Sell 3,000 776 6/18/25 — (25)
Polish Zloty ........ UBSW Sell 2,700 699 6/18/25 — (22)
Swedish Krona ..... BOFA Buy 33,400 3,326 6/18/25 161 —
Swedish Krona ..... BZWS Sell 9,400 991 6/18/25 10 —
Swedish Krona ..... HSBK Buy 231,900 23,482 6/18/25 729 —
Swedish Krona ..... HSBK Sell 34,800 3,471 6/18/25 — (163)
Swedish Krona ..... JPHQ Sell 25,800 2,710 6/18/25 16 —
Swedish Krona ..... MSCO Buy 186,300 18,547 6/18/25 903 —
Swedish Krona ..... MSCO Sell 102,600 10,745 6/18/25 45 (12)
Swedish Krona ..... SSBT Buy 243,300 24,222 6/18/25 1,180 —
Swedish Krona ..... TDOM Buy 238,800 23,772 6/18/25 1,159 —
Swiss Franc ....... BOFA Sell 16,400 20,031 6/18/25 75 (8)
Swiss Franc ....... BZWS Sell 10,600 12,159 6/18/25 — (744)
Swiss Franc ....... HSBK Buy 100 114 6/18/25 8 —
Swiss Franc ....... HSBK Sell 10,200 12,453 6/18/25 37 —
Swiss Franc ....... MSCO Buy 29,900 34,128 6/18/25 2,270 —
Swiss Franc ....... SSBT Buy 44,800 52,063 6/18/25 2,472 —
Swiss Franc ....... SSBT Sell 13,300 16,215 6/18/25 111 (85)

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swiss Franc ....... TDOM Buy 44,000 50,108 6/18/25 $ 3,454 $ —
Brazilian Real ...... GSCO Buy 138,600 24,003 7/02/25 66 —
Australian Dollar .... CITI Buy 26,300 16,588 7/16/25 376 —
Australian Dollar .... HSBK Buy 52,000 32,802 7/16/25 740 —
Australian Dollar .... HSBK Sell 5,600 3,586 7/16/25 — (27)
Australian Dollar .... MSCO Buy 26,300 16,626 7/16/25 339 —
Australian Dollar .... SSBT Buy 19,200 12,110 7/16/25 275 —
Australian Dollar .... SSBT Sell 29,300 18,897 7/16/25 2 (4)
Australian Dollar .... UBSW Buy 41,100 25,925 7/16/25 586 —
Australian Dollar .... UBSW Sell 14,300 9,310 7/16/25 86 —
Australian Dollar .... WPAC Buy 1,900 1,199 7/16/25 26 —
Canadian Dollar .... TDOM Sell 7,100 4,987 7/16/25 — (198)
Canadian Dollar .... UBSW Sell 16,800 11,800 7/16/25 — (469)
Israeli New Shekel .. BZWS Buy 8,600 2,339 7/16/25 110 —
Israeli New Shekel .. BZWS Sell 21,200 5,752 7/16/25 — (285)
Israeli New Shekel .. GSCO Sell 6,400 1,810 7/16/25 — (13)
Israeli New Shekel .. HSBK Buy 35,600 10,052 7/16/25 86 —
Israeli New Shekel .. HSBK Sell 31,000 8,411 7/16/25 — (417)
Israeli New Shekel .. MSCO Sell 4,100 1,116 7/16/25 — (51)
Israeli New Shekel .. SSBT Sell 8,500 2,383 7/16/25 — (37)
Israeli New Shekel .. UBSW Sell 10,400 2,821 7/16/25 — (140)
Mexican Peso ...... GSCO Buy 274,000 13,188 7/16/25 862 —
Mexican Peso ...... MSCO Sell 35,400 1,723 7/16/25 — (93)
New Zealand Dollar . BZWS Sell 1,900 1,094 7/16/25 — (43)
New Zealand Dollar . HSBK Sell 300 173 7/16/25 — (7)
New Zealand Dollar . MSCO Buy 4,300 2,545 7/16/25 28 —
South African Rand .. HSBK Buy 575,100 30,517 7/16/25 1,361 —
South African Rand .. MSCO Sell 31,600 1,727 7/16/25 — (24)
South African Rand .. SSBT Sell 230,000 12,289 7/16/25 — (460)
South African Rand .. UBSW Buy 97,000 5,147 7/16/25 230 —
Chinese Yuan ...... CITI Buy 141,400 19,789 8/20/25 — (45)
Chinese Yuan ...... HSBK Buy 35,000 4,898 8/20/25 — (11)
Chinese Yuan ...... JPHQ Buy 91,600 12,821 8/20/25 — (31)
Hong Kong Dollar ... BZWS Sell 14,400 1,859 8/20/25 11 —
Hong Kong Dollar ... GSCO Buy 249,000 32,013 8/20/25 — (58)
Hong Kong Dollar ... GSCO Sell 143,800 18,569 8/20/25 114 —
Hong Kong Dollar ... HSBK Buy 35,800 4,603 8/20/25 — (8)
Hong Kong Dollar ... HSBK Sell 139,600 17,984 8/20/25 68 —
Hong Kong Dollar ... MSCO Sell 95,900 12,372 8/20/25 64 —
Hong Kong Dollar ... UBSW Sell 108,200 13,971 8/20/25 85 —
Indian Rupee ...... GSCO Sell 9,596,100 112,255 8/20/25 592 —
Japanese Yen ...... CITI Buy 2,714,200 18,532 8/20/25 501 —
Japanese Yen ...... HSBK Buy 67,300 473 8/20/25 — (1)
Japanese Yen ...... JPHQ Buy 6,877,500 46,950 8/20/25 1,278 —
Japanese Yen ...... MSCO Buy 4,452,400 30,619 8/20/25 603 —
Japanese Yen ...... MSCO Sell 1,733,100 12,080 8/20/25 — (73)
Japanese Yen ...... SSBT Sell 2,861,200 20,211 8/20/25 147 —
Japanese Yen ...... UBSW Buy 14,429,000 98,504 8/20/25 2,678 —
New Taiwan Dollar .. SSBT Buy 2,094,900 70,833 8/20/25 648 —
Singapore Dollar .... HSBK Buy 27,700 21,338 8/20/25 247 —
Singapore Dollar .... SSBT Buy 18,800 14,482 8/20/25 168 —
Singapore Dollar .... SSBT Sell 700 548 8/20/25 3 —
South Korean Won .. GSCO Buy 45,313,400 32,176 8/20/25 800 —
South Korean Won .. JPHQ Sell 19,291,200 13,696 8/20/25 — (342)

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At May 31, 2025, the Fund had the following futures contracts outstanding. See Note 1(c).
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Thai Baht ......... UBSW Buy 839,300 25,230 8/20/25 $ 496 $ —
Total Forward Exchange Contracts ................................................... $41,907 $(16,838)
Net unrealized appreciation (depreciation) ............................................ $25,069
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 9 $ 1,172,025 6/20/25 $ 46,571
MSCI Emerging Markets Index .................. Short 30 1,723,950 6/20/25 (10,867)
Russell 2000 E-Mini Index ...................... Long 11 1,137,565 6/20/25 3,852
S&P 500 E-Mini Index ......................... Long 7 2,070,600 6/20/25 52,391
Total Futures Contracts ...................................................................... $91,947
*
As of period end.
See Note  7  regarding other derivative information.
See A bbreviations on page 39 .

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
May 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Dynamic Asset
Allocation
Equity Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $19,172,875
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 1,717,174
Value - Unaffiliated issuers .................................................................. $25,175,481
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 1,717,174
Cash .................................................................................... 110,310
Receivables:
Investment securities sold ................................................................... 34,340
Capital shares sold ........................................................................ 6,440
Dividends and interest ..................................................................... 54,468
European Union tax reclaims (Note 1 d ) ......................................................... 44,505
Variation margin on futures contracts ........................................................... 17,262
Unrealized appreciation on OTC forward exchange contracts .......................................... 41,907
Prepaid expenses .......................................................................... 19,326
Total assets .......................................................................... 27,221,213
Liabilities:
Payables:
Investment securities purchased .............................................................. 43,184
Capital shares redeemed ................................................................... 7,798
Management fees ......................................................................... 5,730
Administrative fees ........................................................................ 59
Custodian fees ........................................................................... 32,026
Transfer agent fees ........................................................................ 1,776
Reports to shareholders fees ................................................................ 20,514
Professional fees ......................................................................... 94,173
Trustees' fees and expenses ................................................................. 4,976
Options written, at value (premiums received $ 1,367 ) ................................................ 5
Unrealized depreciation on OTC forward exchange contracts .......................................... 16,838
Deferred taxes on unrealized appreciation ........................................................ 11,242
Accrued expenses and other liabilities ........................................................... 72
Total liabilities ......................................................................... 238,393
Net assets, at value ................................................................. $26,982,820
Net assets consist of:
Paid-in capital ............................................................................. $20,862,019
Total distributable earnings (losses) ............................................................. 6,120,801
Net assets, at value ................................................................. $26,982,820

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
May 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Dynamic Asset
Allocation
Equity Fund
Class A:
Net assets, at value ....................................................................... $6,985,491
Shares outstanding ........................................................................ 465,618
Net asset value per share
a ,b
.................................................................. $15.01
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $15.93
Class P:
Net assets, at value ....................................................................... $19,997,329
Shares outstanding ........................................................................ 1,338,211
Net asset value and maximum offering price per share
b
............................................. $14.95
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statement of Operations
for the year ended May 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Dynamic Asset
Allocation
Equity Fund
Investment income:
Dividends: (net of foreign taxes of $20,793)
Unaffiliated issuers ........................................................................ $297,365
Non-controlled affiliates (Note 3 f ) ............................................................. 116,342
Interest:
Unaffiliated issuers ........................................................................ 15,186
Other income (Note 1 d ) ...................................................................... 48,898
Total investment income ................................................................... 477,791
Expenses:
Management fees (Note 3 a ) ................................................................... 121,079
Administrative fees (Note 3 b ) .................................................................. 361
Transfer agent fees: (Note 3d)
    Class A ................................................................................ 5,575
    Class P ................................................................................ 1,410
Custodian fees (Note 4 ) ...................................................................... 67,835
Reports to shareholders fees .................................................................. 14,382
Registration and filing fees .................................................................... 24,053
Professional fees ........................................................................... 109,539
Trustees' fees and expenses .................................................................. 725
Other .................................................................................... 1,434
Total expenses ......................................................................... 346,393
Expense reductions (Note 4 ) ............................................................... (55)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (218,332)
Net expenses ......................................................................... 128,006
Net investment income ................................................................ 349,785
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $11,389)
Unaffiliated issuers ...................................................................... 833,209
Foreign currency transactions ................................................................ (897)
Forward exchange contracts ................................................................. (7,213)
Futures contracts ......................................................................... (156,135)
Net realized gain (loss) .................................................................. 668,964
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 1,118,797
Translation of other assets and liabilities denominated in foreign currencies .............................. 2,735
Written options ........................................................................... 1,362
Forward exchange contracts ................................................................. 31,226
Futures contracts ......................................................................... 76,992
Change in deferred taxes on unrealized appreciation ............................................... 1,015
Net change in unrealized appreciation (depreciation) ............................................ 1,232,127
Net increase from payments by affiliates (Note 3 h ) ..................................................
116,312
Net realized and unrealized gain (loss) ............................................................ 2,017,403
Net increase (decrease) in net assets resulting from operations .......................................... $2,367,188

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Dynamic Asset Allocation Equity
Fund
Year Ended
May 31, 2025
Year Ended
May 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $349,785 $164,738
Net realized gain (loss) ................................................. 785,276 1,094,457
Net change in unrealized appreciation (depreciation) ........................... 1,232,127 1,938,814
Net increase (decrease) in net assets resulting from operations ................ 2,367,188 3,198,009
Distributions to shareholders:
Class A ............................................................. (582,439) (106,508)
Class P ............................................................. (1,237,174) (116,056)
Total distributions to shareholders .......................................... (1,819,613) (222,564)
Capital share transactions: (Note 2 )
Class A ............................................................. 3,067 106,508
Class P ............................................................. 11,368,527 2,193,312
Total capital share transactions ............................................ 11,371,594 2,299,820
Net increase (decrease) in net assets ................................... 11,919,169 5,275,265
Net assets:
Beginning of year ....................................................... 15,063,651 9,788,386
End of year ........................................................... $26,982,820 $15,063,651

Putnam Funds Trust
Notes to Financial Statements
Putnam Dynamic Asset Allocation Equity Fund

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Annual Report
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of sixteen separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Dynamic Asset Allocation Equity Fund (Fund) is included
in this report. The Fund offers two classes of shares: Class
A and Class P. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Dynamic Asset Allocation Equity Fund
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At May 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Dynamic Asset Allocation Equity Fund
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At May 31, 2025, the Fund had OTC
derivatives in a net liability position of $3,337.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to equity price
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to equity volatility risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 7 regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Equity Fund
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities,
if any) and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as  soon as the information is received by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Equity Fund
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At May 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
Effective July 15, 2024, Putnam Management transferred its management contract with the Fund to Advisers. As a result of the transfer, Advisers replaced Putnam Management as the investment adviser of the Fund. In connection with the transfer, the
Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Advisers.
Year Ended
May 31, 2025
Year Ended
May 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold ................................... — $5,117 — $—
Shares issued in reinvestment of distributions .......... 39 564 8,467 106,508
Shares redeemed ............................... — (2,614) — —
Net increase (decrease) .......................... 39 $3,067 8,467 $106,508
Class P Shares:
Shares sold ................................... 930,865 $14,082,248 327,402 $4,215,249
Shares issued in reinvestment of distributions .......... 86,155 1,237,174 9,255 116,056
Shares redeemed ............................... (267,249) (3,950,895) (168,358) (2,137,993)
Net increase (decrease) .......................... 749,771 $11,368,527 168,299 $2,193,312
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Putnam Investments Limited (PIL) Subadvisor
The Putnam Advisory Company, LLC (PAC) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Putnam Retail Management Limited Partnership (Putnam Retail
Management)
Principal underwriter
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
g. Guarantees and Indemnifications
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Equity Fund
In addition, Putnam Management transferred to Advisers the sub-management contract between Putnam Management, PIL and PAC in respect of the Fund.
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended May 31, 2025, the gross effective investment management fee rate was 0.577% of the Fund’s average daily net assets.
Effective July 15, 2024, under a subadvisory agreement, Putnam Management provides portfolio management and certain other advisory and related services to the Fund. With respect to the portfolio management services, Advisers pays a fee to
Putnam Management based on the average net asset value of the Fund and with respect to the other advisory and related services, Advisers pays a fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund. These fees are not an additional expense to the Fund.
Effective November 1, 2024, under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund. Prior to November 1, 2024, PIL provided subadvisory services to the Fund. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.
Under a subadvisory agreement, PAC provides subadvisory services to the Fund. The subadvisory fee is paid by
Advisers based on the average net assets managed by PAC, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
Annualized Fee Rate Net Assets
0.750% of the first $5 billion,
0.700% of the next $5 billion,
0.650% of the next $10 billion,
0.600% of the next $10 billion,
0.550% of the next $50 billion,
0.530% of the next $50 billion,
0.520% of the next $100 billion and
0.515% of any excess thereafter.
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Equity Fund
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors, or for periods prior to August 2, 2024, Putnam Retail
Management, for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class.
d. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A shares that included (1) a per account fee for each direct and underlying non-defined contribution account
(retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3)
a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25%
of the Fund’s average assets attributable to such accounts.
Class P shares paid a monthly fee based on the average net assets of Class P shares at an annual rate of 0.01%.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended May 31, 2025, the Fund held investments in affiliated management investment companies as follows:
Maximum % Approved %
Class A ................................................................... 0.35% –
a
a
The Trustees currently have not approved payments under the Plan.
3. Transactions with Affiliates
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Equity Fund
g. Waiver and Expense Reimbursements
Advisers has contractually agreed, through September 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.02% of the Fund’s average net assets over such fiscal year-to date period.
h. Other Affiliated Transactions
At May 31, 2025, Putnam Investment Holdings, LLC owned 25.8% of the Fund's outstanding shares.
At May 31, 2025, one or more of the funds in Putnam Target Date Funds owned 5% or more of the Fund's outstanding shares, totaling 64.8% of the Fund's outstanding shares.
PSERV voluntarily reimbursed the Fund $116,312 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by PSERV of such amount had no material impact on total return as disclosed in the financial highlights.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s transfer agent and custodian fees, respectively. During the year ended May 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective March 10, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
The tax character of distributions paid during the years ended May 31, 2025 and 2024, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Dynamic Asset Allocation Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 4.113% . $827,446 $11,457,788 $(11,818,548) $— $— $466,686 466,686 $67,400
Putnam Short Term Investment
Fund, Class P, 4.555% ...... 835,656 3,544,043 (3,129,211) — — 1,250,488 1,250,488 48,942
Total Affiliated Securities ... $1,663,102 $15,001,831 $(14,947,759) $— $— $1,717,174 $116,342
2025 2024
Distributions paid from:
Ordinary income .......................................................... $780,155 $98,406
Long term capital gain ...................................................... 1,039,458 124,158
$1,819,613 $222,564
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Equity Fund
At May 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims, passive foreign investment company shares, tax straddles and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended May 31, 2025, aggregated
$22,424,345 and $13,498,324, respectively.
7. Other Derivative Information
At May 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $21,440,499
Unrealized appreciation ........................................................................ $6,484,274
Unrealized depreciation ........................................................................ (915,107)
Net unrealized appreciation (depreciation) .......................................................... $5,569,167
Distributable earnings:
Undistributed ordinary income ................................................................... $178,535
Undistributed long term capital gains .............................................................. 339,254
Total distributable earnings ..................................................................... $517,789
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Dynamic Asset Allocation Equity Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 41,907 Unrealized depreciation on OTC
forward exchange contracts
$ 16,838
Equity contracts ...........
Investments in securities, at value 10
a
Options written, at value 5
Variation margin on futures
contracts
102,814
b
Variation margin on futures
contracts
10,867
b
Total .................... $144,731 $27,710
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
b
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
5. Income Taxes
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Equity Fund
For the year ended May 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended May 31, 2025, the average month end notional amount of futures contracts and options represented
$5,029,009 and $15,333,369, respectively. The average month end contract value of forward exchange contracts was
$1,979,553.
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 39 .
8. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment Funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam Funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Dynamic Asset Allocation Equity Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(7,213) Forward exchange contracts $31,226
Equity contracts ..............
Investments — Investments (2,019)
a
Written options — Written options 1,362
Futures contracts (156,135) Futures contracts 76,992
Total ....................... $(163,348) $107,561
a
Purchased option contracts are included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
7. Other Derivative Information
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Equity Fund
credit was paid by the participating Funds and a $75,000 fee was paid by the participating Funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating Funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Equity Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 479,693 $ 103,958 $ — $ 583,651
Air Freight & Logistics ................... 70,094 18,488 — 88,582
Automobile Components ................. — 21,631 — 21,631
Automobiles .......................... 340,087 168,797 — 508,884
Banks ............................... 579,851 1,072,579 — 1,652,430
Beverages ........................... 142,021 29,489 — 171,510
Biotechnology ......................... 396,811 14,259 — 411,070
Broadline Retail ....................... 831,950 141,830 — 973,780
Building Products ...................... 138,553 41,318 — 179,871
Capital Markets ........................ 588,165 151,961 — 740,126
Chemicals ........................... 241,790 61,693 — 303,483
Commercial Services & Supplies ........... 89,956 18,588 — 108,544
Communications Equipment .............. 206,579 43,615 — 250,194
Construction & Engineering ............... — 77,556 — 77,556
Construction Materials .................. 50,835 93,920 — 144,755
Consumer Finance ..................... 115,396 15,041 — 130,437
Consumer Staples Distribution & Retail ...... 385,439 106,233 — 491,672
Containers & Packaging ................. 47,054 — — 47,054
Diversified Consumer Services ............ 26,941 — — 26,941
Diversified REITs ...................... 12,113 1,800 — 13,913
Diversified Telecommunication Services ..... 77,171 51,334 — 128,505
Electric Utilities ........................ 396,876 51,378 — 448,254
Electrical Equipment .................... 111,282 83,716 — 194,998
Electronic Equipment, Instruments &
Components ........................ 23,188 28,797 — 51,985
Energy Equipment & Services ............. 76,965 — — 76,965
Entertainment ......................... 461,485 10,801 — 472,286
8. Credit Facility
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Equity Fund
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Equity Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Financial Services ...................... $ 816,873 $ 99,644 $ — $ 916,517
Food Products ........................ 47,457 90,774 — 138,231
Gas Utilities .......................... 11,886 — — 11,886
Ground Transportation .................. 170,677 — — 170,677
Health Care Equipment & Supplies ......... 263,367 38,334 — 301,701
Health Care Providers & Services .......... 313,894 57,082 — 370,976
Health Care REITs ..................... 11,951 — — 11,951
Health Care Technology ................. 100,437 — — 100,437
Hotels, Restaurants & Leisure ............. 368,565 153,512 — 522,077
Household Durables .................... 91,058 23,331 — 114,389
Household Products .................... 211,261 32,439 — 243,700
Independent Power and Renewable Electricity
Producers .......................... 12,203 55,323 — 67,526
Industrial Conglomerates ................ 59,930 27,285 — 87,215
Industrial REITs ....................... 37,226 — — 37,226
Insurance ............................ 457,433 231,984 — 689,417
Interactive Media & Services .............. 1,083,601 345,170 — 1,428,771
IT Services ........................... 138,367 60,983 — 199,350
Leisure Products ....................... 11,741 12,709 — 24,450
Life Sciences Tools & Services ............ 56,084 28,450 — 84,534
Machinery ............................ 179,889 105,921 — 285,810
Marine Transportation ................... 24,728 — — 24,728
Media ............................... 73,873 9,744 — 83,617
Metals & Mining ....................... 73,687 195,731 — 269,418
Mortgage Real Estate Investment Trusts
(REITs) ............................ 11,607 — — 11,607
Multi-Utilities .......................... 35,645 73,425 — 109,070
Office REITs .......................... 20,643 — — 20,643
Oil, Gas & Consumable Fuels ............. 342,689 270,319 — 613,008
Paper & Forest Products ................. 11,529 — — 11,529
Passenger Airlines ..................... 64,526 32,612 — 97,138
Personal Care Products ................. — 26,093 — 26,093
Pharmaceuticals ....................... 578,372 326,038 — 904,410
Professional Services ................... 213,621 64,120 — 277,741
Real Estate Management & Development .... 71,157 37,539 — 108,696
Residential REITs ...................... 82,917 — — 82,917
Retail REITs .......................... 117,561 — — 117,561
Semiconductors & Semiconductor Equipment . 1,775,863 538,496 — 2,314,359
Software ............................. 1,913,165 56,789 — 1,969,954
Specialized REITs ...................... 106,767 — — 106,767
Specialty Retail ........................ 281,833 43,334 — 325,167
Technology Hardware, Storage & Peripherals . 1,094,621 127,044 — 1,221,665
Textiles, Apparel & Luxury Goods .......... 16,254 110,150 — 126,404
Tobacco ............................. 269,079 37,015 — 306,094
Trading Companies & Distributors .......... 38,491 70,495 — 108,986
Transportation Infrastructure .............. — 68,576 — 68,576
Water Utilities ......................... 36,941 — — 36,941
Wireless Telecommunication Services ....... 147,541 143,852 — 291,393
Management Investment Companies ......... 412,510 — — 412,510
Preferred Stocks ......................... 39,920 — — 39,920
Options Purchased ....................... — 10 — 10
Short Term Investments ................... 1,717,174 982,641 — 2,699,815
Total Investments in Securities ........... $19,906,909 $6,985,746
a
$— $26,892,655
9. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Equity Fund
10. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Equity Fund (continued)
Assets: (continued)
Other Financial Instruments:
Forward Exchange Contracts ............... $— $41,907 $— $41,907
Futures Contracts ....................... 102,814 — — 102,814
Total Other Financial Instruments ......... $102,814 $41,907 $— $144,721
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $5 $— $5
Forward Exchange Contracts ............... — 16,838 — 16,838
Futures Contracts ........................ 10,867 — — 10,867
Total Other Financial Instruments ......... $10,867 $16,843 $— $27,710
a
Includes foreign securities valued at $6,003,095, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Equity Fund
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
EUR
Euro
GBP
British Pound
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust

Putnam Funds Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Putnam Funds Trust and Shareholders of Putnam Dynamic Asset Allocation Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
Dynamic Asset Allocation Equity Fund (one of the funds constituting Putnam Funds Trust, referred to hereafter as the “Fund”)
as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31,
2025 and the financial highlights for each of the five years in the period ended May 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 21, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Funds Trust
Tax Information (unaudited)

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Putnam Dynamic Asset Allocation Equity Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended May 31, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $1,039,458
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $148,008
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $247,365
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $459,429
Section 163(j) Interest Earned §163(j) $116,163

Putnam Funds Trust

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Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

39117-AFSOI 07/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	July 28, 2025